Loans and Leases (Nonaccrual Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	$ 2,767	$ 6,003
Loans and leases past due over 90 days and still accruing	170	154
Troubled debt restructurings	712	1,208
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	532	1,295
Loans and leases past due over 90 days and still accruing	60
Troubled debt restructurings	27	29
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	1,411	3,462
Troubled debt restructurings	257	722
Agricultural Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	233	277
Agriculture Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and leases past due over 90 days and still accruing		73
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual		3
Residential 1-4 Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual	591	966
Loans and leases past due over 90 days and still accruing	110	81
Troubled debt restructurings	$ 428	$ 457